Related Party Transactions - Summary of Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Vessel operating expenses (note 14a)	$ (240,961)	$ (261,114)	$ (249,273)
Restructuring charges	5,568	5,632	1,597
Restructuring Charge | Entities Under Common Control
Related Party Transaction [Line Items]
Restructuring charges		5,600	400
Restructuring Charge | Entities Under Common Control
Related Party Transaction [Line Items]
Restructuring charges	0	5,632	449
Strategic and administrative service fees | Entities Under Common Control
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	0	37,018	35,218
Management fee revenue | Entities Under Common Control
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	0	(8,319)	(7,953)
Transaction fee related to the sale of certain vessels
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	2,085	0	0
Management fee revenues
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	(2,277)	0	0
Payment related to the utilization of tax losses
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	205	0	0
vessel operating expenses - technical management fee | Entities Under Common Control
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 0	$ (155)	$ (693)